Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leafly Holdings, Inc.[Member]
Segment Reporting [Line Items]
Segment Reporting

NOTE 18 — Segment Reporting

Operating segments are components of an enterprise for which discrete financial information is available for evaluation by the chief operating decision maker (CODM) in making decisions regarding the allocation of resources and assessing performance. The Company has determined that its Chief Executive Officer is the CODM. Segment gross margin is the segment measure of profit or loss used to assess segment performance. The Company operates its business and reports its financial performance using two segments: Retail and Brands, which are groupings of service offerings, as described below.

Retail comprises offerings that allow the Company’s customers to engage in commerce with their customers, in addition to the Brands advertising and marketing offerings.

Brands comprises offerings that allow the Company’s customers to advertise and market to their customers. These offerings include advertising and marketing through directory listing, direct emails, and mobile push notifications, for example. Brands offerings do not include commerce functionality.

Segment revenue and gross margin were as follows during the periods presented:

	Six Months Ended June 30,
	2021	2020
Revenue:
Retail	$15,966	14,428
Brands	4,097	3,668
Total revenue	$20,063	$18,096
Gross margin:
Retail	14,595	12,855
Brands	3,165	2,901
Total gross margin	$17,760	$15,756

Assets are not allocated to segments for internal reporting presentations, nor are depreciation and amortization.

Geographic Areas

The Company’s operations are primarily in the U.S. and to a lesser extent, in certain other countries. Refer to Note 8 for revenue classified by major geographic area.

NOTE 16 — Segment Reporting

Operating segments are components of an enterprise for which discrete financial information is available for evaluation by the chief operating decision maker (CODM) in making decisions regarding the allocation of resources and assessing performance. The Company has determined that its Chief Executive Officer is the CODM. Segment gross margin is the segment measure of profit or loss used to assess segment performance. The Company operates its business and reports its financial performance using two segments: Retail and Brands, which are groupings of service offerings, as described below.

Retail comprises offerings that allow the Company’s customers to engage in commerce with their customers, in addition to the Brands advertising and marketing offerings.

Brands comprises offerings that allow the Company’s customers to advertise and market to their customers. These offerings include advertising and marketing through directory listing, direct emails, and mobile push notifications, for example. Brands offerings do not include commerce functionality.

Segment revenue and gross margin were as follows during the periods presented:

	2020	2019
Revenue:
Retail	$29,591	23,724
Brands	6,801	6,348
Total Revenue	$36,392	$30,072
Gross margin:
Retail	$26,290	$20,795
Brands	5,140	5,368
Total gross margin	$31,430	$26,163

Assets are not allocated to segments for internal reporting presentations, nor are depreciation and amortization.

Geographic Areas

The Company’s operations are primarily in the United States and to a lesser extent, in certain other countries. Refer to Note 7 for revenue classified by major geographic area.